Annual Operating Expenses {- Insurance Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-20 - Insurance Portfolio - Insurance Portfolio-Default	Apr. 29, 2022
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.78%